Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 45	SFr 0
Realized losses	6	(0)
Bank
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	45	0
Realized losses	SFr 6	SFr (0)